Reinsurance - Reinsurance Recoverables (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Ceded Credit Risk [Line Items]
Total reinsurance recoverables	$ 2,250	$ 2,564
Hartford Life and Accident Insurance Company
Ceded Credit Risk [Line Items]
Total reinsurance recoverables	1,549	1,902
Lincoln Life & Annuity Company of New York
Ceded Credit Risk [Line Items]
Total reinsurance recoverables	385	395
VOYA Retirement Insurance and Annuity Company
Ceded Credit Risk [Line Items]
Total reinsurance recoverables	159	167
Fresenius Medical Care Reinsurance Company (Cayman) Ltd.
Ceded Credit Risk [Line Items]
Total reinsurance recoverables	102	46
All Other
Ceded Credit Risk [Line Items]
Total reinsurance recoverables	$ 55	$ 54